Notes to the Consolidated Statements of Financial Position - Summary Of Detailed Information About Right Of Use Assets Recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 35.2
Ending balance	60.6	€ 35.2
Land and buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	32.6
Ending balance	57.3	32.6
Technical facilities and machines [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2.4
Ending balance	2.3	2.4
Other facilities, operating and business equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0.3
Ending balance	1.0	0.3
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	50.5	44.8
Additions	39.5	6.0
Derecognition	(6.9)	(0.8)
Acquisition through business combinations	0.6	0.5
Currency translation differences	0.1	0.0
Ending balance	83.8	50.5
Cost | Land and buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	46.2	40.3
Additions	38.0	5.6
Derecognition	(6.6)	(0.2)
Acquisition through business combinations	0.6	0.5
Currency translation differences	0.1	0.0
Ending balance	78.4	46.2
Cost | Technical facilities and machines [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3.8	4.1
Additions	0.5	0.3
Derecognition	(0.1)	(0.6)
Acquisition through business combinations		0.0
Ending balance	4.2	3.8
Cost | Other facilities, operating and business equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0.5	0.4
Additions	0.9	0.1
Derecognition	(0.2)	0.0
Ending balance	1.2	0.5
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(15.4)	(7.7)
Additions	(10.6)	(7.8)
Derecognition	2.6	0.3
Currency translation differences	0.0	0.0
Ending balance	(23.2)	(15.4)
Accumulated depreciation | Land and buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(13.6)	(6.6)
Additions	(9.8)	(7.2)
Derecognition	2.3	0.2
Currency translation differences	0.0	0.0
Ending balance	(21.1)	(13.6)
Accumulated depreciation | Technical facilities and machines [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1.4)	(1.0)
Additions	(0.6)	(0.5)
Derecognition	0.1	0.1
Currency translation differences	0.0
Ending balance	(1.9)	(1.4)
Accumulated depreciation | Other facilities, operating and business equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(0.3)	(0.1)
Additions	(0.2)	(0.1)
Derecognition	0.2	0.0
Currency translation differences	0.0
Ending balance	€ (0.2)	€ (0.3)